Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.         Transactions with Related Parties:

(a)   Castor Ships:

For a further description of the services provided by, and transactions with, Castor Ships prior to January 1, 2026, please refer to Note 3 to the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report.As of June 30, 2026, Castor Ships provided most of the ship management services from June 7, 2023 until the sale date, September 3, 2025 and March 13, 2026, for M/T Wonder Mimosa, LPG Dream Syrax and LPG Dream Terrax, respectively and a third-party manager provided certain ship management services through subcontracting agreements to the vessels. Castor Ships pays, at its own expense, the third-party management company a fee for the services it has subcontracted to such company without any additional cost to the Company.

During the six months ended June 30, 2025 and 2026, Castor Ships charged and collected the following fees and commissions: (i) management fees amounting to $193,851 and $544,600, respectively, (ii) charter hire commissions amounting to $116,068 and $245,934, respectively and (iii) sale and purchase commissions amounting to $0 and $128,000 (due to the sale of the vessel M/T Wonder Mimosa (Note 5)). During the six months ended June 30, 2025 and 2026, the Company was charged capital raising commissions by Castor Ships amounting to $171,570 and $170,504, respectively (Note 6).

In addition, until April 14, 2025, part of the general and administrative expenses incurred by Toro has been allocated on a pro rata basis within ‘General and administrative expenses’ of the Company based on the proportion of the number of ownership days of the Company’s subsidiaries’ vessels to the total ownership days of Toro’s fleet. These expenses consisted mainly of administration costs charged by Castor Ships, investor relations, legal, audit and consultancy fees and stock-based compensation cost. For further details of the allocation, please refer to the consolidated financial statements and related notes included in the 2025 Annual Report. During the period from January 1 through April 14, 2025, the above mentioned administration fees charged by Castor Ships to Toro that were allocated to the Company amounted to $50,757 and are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. For the period from April 14 through June 30, 2025, the Company recognized as pro rata allocation of days of Flat Management Fee in the amount of $171,428 which is included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As a result, in the six months ended June 30, 2025 and in the same period of 2026, the aggregate amount of $222,185 and the amount of $410,480, respectively, are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Master Management Agreement also provides for advance funding equal to two months of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2025 and June 30, 2026, the working capital guarantee advances to Castor Ships amounted to $981,162 and $592,620, respectively, which are presented in ‘Due from related party, non-current’ in the accompanying unaudited condensed consolidated balance sheets. As of December 31, 2025 and June 30, 2026, working capital guarantee deposits relating to third-party managers and advances for operating expenses made by the Company to Castor Ships amounted to $6,034,859 and $4,619,805 which are included in ‘Due from related party, current’ in the accompanying unaudited condensed consolidated balance sheets.

(b)   Former Parent Company:

In connection with the Spin-Off as discussed in Note 1, on April 14, 2025, Robin issued 2,000,000 1.00% Series A Preferred Shares to Toro having a stated amount of $25 per share and a par value of $0.001 per share (Note 7). During the six months ended June 30, 2026, the Company paid to Toro a dividend amounting to $250,000 and the amount of accrued dividend on Series A Preferred Shares due to Toro as of June 30, 2026 was $106,944, and is presented in ‘Due to related party, current’ in the accompanying unaudited condensed consolidated balance sheet.